CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 18	$ 162	$ 613
Accounts receivable, net of allowance for doubtful accounts of $76 at March 31, 2015 and December 31, 2014 and $18 at December 31, 2013	358	338	133
Inventory, net of reserves of $133, $144 and $184 at March 31, 2015, December 31, 2014 and 2013, respectively	1,149	1,180	1,193
Other current assets	52	99	101
Total current assets	1,577	1,779	2,040
Property and equipment, net	515	587	920
Other assets	93	101	356
Debt issuance cost	375	564	0
Total noncurrent assets	983	1,252	1,276
TOTAL ASSETS	2,560	3,031	3,316
CURRENT LIABILITIES:
Short-term notes payable	648	646	35
Current portion of long-term note payable	168	123	109
Short-term notes payable, net of discount	1,239	1,062	0
Accounts payable	1,563	1,733	891
Accrued liabilities	1,523	1,015	723
Deferred revenue	24	24	14
Total current liabilities	5,165	4,603	1,772
LONG-TERM LIABILITIES:
Warrants, at fair value	1,356	2,070	1,548
Long-term debt, net	0	40	103
Convertible Debt, net of discount	795	783	0
Other long-term liabilities	262	0	0
Total long-term liabilities	2,413	2,893	1,651
TOTAL LIABILITIES	7,578	7,496	3,423
STOCKHOLDERS' EQUITY :
Series B convertible preferred stock, $.001 par value; 3 shares authorized, 1.2, 1.2 and 2.1 shares issued and outstanding as of March 31, 2015, December 31, 2014 and 2013, (Liquidation preference of $1,200 at March 31, 2015 and December 31, 2014 and $2,100 at December 31, 2013)	678	678	1,139
Common stock, $.001 Par value; 195,000 shares authorized, 100,055 and 96,889 shares issued and outstanding as of March, 31 2015 and December 31, 2014 and 145,000 shares authorized and 70,479 shares issued and outstanding as of December 31, 2013	99	97	71
Additional paid-in capital	108,673	107,952	101,840
Treasury stock, at cost	(132)	(132)	(132)
Accumulated deficit	(114,336)	(113,060)	(103,025)
TOTAL STOCKHOLDERS' EQUITY	(5,018)	(4,465)	(107)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,560	$ 3,031	$ 3,316